Business Combination - Narrative (Details)							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended
	Sep. 30, 2026 milestone $ / shares shares	Sep. 30, 2025 placement shares	Sep. 30, 2024 USD ($) placement shares	Mar. 04, 2024 USD ($) shares	Dec. 13, 2023 USD ($) shares	Sep. 21, 2023 shares	Feb. 29, 2024 USD ($) agreement $ / shares shares	Sep. 30, 2024 USD ($) placement	Sep. 30, 2024 USD ($) placement	Sep. 30, 2026 USD ($) milestone $ / shares shares	Sep. 30, 2025 USD ($) placement shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) placement shares
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares												490,000
Debt amount												$ 4,357,201
Less: GigCapital5 transaction costs paid from Trust				$ 1,073,667
Number of additional subscription agreement | agreement							2
Earnout liability			$ 700,000					$ 700,000	$ 700,000			$ 0	$ 700,000
Merger Earnout Consideration Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares						9,000,000
2024 Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares			2,500,000										3,000,000
Contingent consideration, liability, additional shares (in shares) | shares													500,000
Number of placements | placement			8					8	8				8
Contingent consideration, liability, achieved revenue													$ 4,400,000
2025 Earnout Shares | Forecast
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares		2,500,000									3,000,000
Contingent consideration, liability, additional shares (in shares) | shares											500,000
Number of placements | placement		4									4
Contingent consideration, liability, achieved revenue											$ 17,100,000
2026 Earnout Shares | Forecast
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares	2,500,000									3,000,000
Contingent consideration, liability, additional shares (in shares) | shares										500,000
Contingent consideration, liability, achieved revenue										$ 30,000,000
Contingent consideration, liability, earnout period, stock price trigger (in dollars per share) | $ / shares	$ 15.00									$ 15.00
Number of milestones achieved | milestone	1									1
Contingent consideration, liability, earnout period, threshold trading days										20 days
Contingent consideration, liability, earnout period, threshold trading day period										30 days
Subscription Agreement And Business Combination Agreement
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							200,000
Consideration received on transaction							$ 500,000
Stock Subscription Agreements
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				150,000
General and Administrative Expense | Subscription Agreement And Business Combination Agreement
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								$ 0	$ 206,000
General and Administrative Expense | Stock Subscription Agreements
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	529,500
Yorkville Pre-paid Advance
Schedule Of Reverse Recapitalization [Line Items]
Pre-paid advance agreement, term				15 months
Debt instrument, interest rate, stated percentage				6.00%
Interest increase upon default				18.00%
Issuance of common stock (in shares) | shares				1,000,000
Potential shares from Cable Car Loan
Schedule Of Reverse Recapitalization [Line Items]
Debt instrument, interest rate, stated percentage				0.00%
Debt amount				$ 1,500,000
Debt, term				13 months
Issuance of common stock (in shares) | shares				180,000
Yorkville
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				1,000,000
Yorkville | Yorkville Pre-paid Advance
Schedule Of Reverse Recapitalization [Line Items]
Pre-paid advance agreement				$ 10,000,000
William Blair & Co., L.L.C.
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							740,000
Assumed liabilities settled									2,410,000
William Blair & Co., L.L.C. | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	202,200
Mizuho Securities USA, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							100,000
Assumed liabilities settled									250,000
Number of non-redemption agreement | agreement							1
Consideration received on transaction							$ 250,000
Mizuho Securities USA, LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	103,000
Donnelley Financial Solutions, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							200,000
Consideration received on transaction							$ 500,000
IB Capital LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							240,000
Consideration received on transaction							$ 600,000
Donnelley Financial Solutions, LLC and IB Capital LLC
Schedule Of Reverse Recapitalization [Line Items]
Assumed liabilities settled									1,100,000
Donnelley Financial Solutions, LLC and IB Capital LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	453,200
LionBay Ventures
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							10,000
Business acquisition, number of common stock purchased (in shares) | shares							17,000
Business acquisition, strike price per share (in dollars per share) | $ / shares							$ 8.50
LionBay Ventures | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	35,300
Exit Strategy Partners, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					250,000
Payment for professional fees				125,000	$ 225,000
Accrued professional fees				$ 100,000
Exit Strategy Partners, LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								0	1,107,500
Non-Redeeming Shareholders | September 2023 Non-Redemption
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				427,477
Non-Redeeming Shareholders | General and Administrative Expense | September 2023 Non-Redemption
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust								$ 0	$ 1,508,994